Financial Assets and Financial Liabilities - EUR Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 68,856	₽ 66,032
Trade and other receivables	16,403	15,340
Cash and cash equivalents	1,706	3,509	₽ 1,803	₽ 2,452
Non-current liabilities	(25,168)	(86,663)
Loans and borrowings	(2,201)	(7,205)
Lease liabilities	(3,958)	(7,002)
Current liabilities	(399,343)	(459,439)
Short-term loans and borrowings	(314,836)	(381,317)
Trade and other payables	(43,783)	(38,244)
Lease liabilities	(7,535)	(10,353)
Currency risk [member] | Euro [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	555	171
Trade and other receivables	470	63
Cash and cash equivalents	85	108
Non-current liabilities	(2,173)	(148)
Loans and borrowings	(2,084)
Lease liabilities	(89)	(148)
Current liabilities	(113,510)	(88,794)
Short-term loans and borrowings	(110,359)	(86,213)
Trade and other payables	(3,025)	(2,499)
Lease liabilities	₽ (126)	₽ (82)